Balance Sheets (Unaudited) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 79,287	$ 196,478	$ 16,864
Accounts receivable, trade, net of allowance for doubtful accounts of $1,100 at September 30, 2013, December 31, 2012 and 2011 respectively	1,026,858	600,153	547,143
Inventories	409,195	656,397	505,956
Prepaid expenses and other current assets	140,077	174,731	90,444
Total current assets	1,655,417	1,627,759	1,160,407
Property and equipment
Leasehold improvements	1,121,362	919,035	0
Furniture and computer equipment	300,143	288,725	177,013
Manufacturing and other equipment	763,135	741,771	623,782
Subtotal	2,184,640	1,949,531	800,795
Less: Accumulated depreciation	(798,335)	(615,085)	(447,393)
Net property and equipment	1,386,305	1,334,446	353,402
Long term deposits	36,166	36,166	36,166
Deferred financing costs, net	129,136	171,458	112,042
Total assets	3,207,024	3,169,829	1,662,017
Current liabilities
Accounts payable	840,498	862,492	403,103
Accrued expenses and other current liabilities	52,532	8,495	69,582
Accrued compensation	224,625	363,101	86,563
Deferred rent	111,250	111,250	0
Deferred revenue	0	20,000	20,000
Total current liabilities	1,228,905	1,365,338	579,248
Long term liabilities
Promissory notes payable, related parties	10,603,127	10,603,127	10,128,127
Accrued interest, related parties	3,316,055	2,759,391	2,025,961
Deferred rent, long term	918,307	838,829	0
Deferred revenue, long term	0	89,167	109,167
Total liabilities	16,066,394	15,655,852	12,842,503
Commitments and Contingencies (Note 9)
Shareholders' equity (deficiency)
Common stock, $0.001 par value; 150,000,000 shares authorized, and 100,000,000 shares authorized for 2011, 70,414,877, 69,679,854 and 69,679,854 shares issued and outstanding at September 30, 2013, December 31, 2012 and 2011 respectively	70,415	69,680	69,680
Additional paid-in capital	43,480,884	43,255,374	42,901,325
Accumulated deficit	(56,410,669)	(55,811,077)	(54,151,491)
Total shareholders' equity (deficiency)	(12,859,370)	(12,486,023)	(11,180,486)
Total liabilities and shareholders' equity (deficiency)	$ 3,207,024	$ 3,169,829	$ 1,662,017